Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
Note 16:	Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2017
	Income	Weighted- Average Shares	Per Share Amount

Net income	$2,440,820

Basic earnings per share
Income available to common stockholders		1,792,392	$1.36

Effect of dilutive securities
Stock options		14,692

Diluted earnings per share
Income available to common stockholders	$2,440,820	1,807,084	$1.35

	Year Ended December 31, 2016
	Income	Weighted- Average Shares	Per Share Amount

Net income	$3,047,909

Basic earnings per share
Income available to common stockholders		1,776,342	$1.72

Effect of dilutive securities
Stock options		17,539

Diluted earnings per share
Income available to common stockholders	$3,047,909	1,793,881	$1.70